CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,097,167)	$ (956,464)	$ (1,454,614)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(41,082)	(78,992)	20,394
Other comprehensive (loss) income	(41,082)	(78,992)	20,394
Total comprehensive loss	(1,138,249)	(1,035,456)	(1,434,220)
Comprehensive loss (income) attributable to noncontrolling interests	171,762	159,029	178,199
Comprehensive loss attributable to Melco Resorts & Entertainment Limited	$ (966,487)	$ (876,427)	$ (1,256,021)